RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Jun. 30, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

9. RELATED PARTY TRANSACTIONS AND BALANCES

Key management includes the Company’s directors and officers including its CEO, Vice President (“VP”) Exploration, VP Business Development and Chief Financial Officer (“CFO”).

Directors and key management compensation is as follows:

	For the three months ended		For the six months ended
	June 30,	June 30,	June 30,	June 30,
	2025	2024	2025	2024
Management salaries and consulting fees	$171,032	$171,945	$344,423	$353,115
Share-based compensation	43,015	234,671	187,510	623,285
Directors’ fees	18,635	18,229	36,866	36,566
	$232,682	$424,845	$568,799	$1,012,966

For the six months ended June 30, 2025, the Company’s officers incurred $46,495 (2024 – $74,357) of expenditures in the normal course of business on behalf of the Company.

For the six months ended June 30, 2025, the Company incurred $33,101 (2024 – $33,866) of expenditures with P2 Gold Inc. under a CFO shared-services agreement. These expenditures were expensed under management salaries and consulting fees in the unaudited condensed interim consolidated statement of loss and comprehensive loss.

As at June 30, 2025, accounts payable and accrued liabilities include $30,698 (December 31, 2024 – $32,979) owed to related parties of the Company for transactions incurred in the normal course of business.

9. RELATED PARTY TRANSACTIONS AND BALANCES (Continued)

The Company entered into a joint venture agreement with Pediment, a subsidiary of URZ (formerly NGE), for the Kelly Creek Project (refer to Note 6a) and owns 89,240 common shares of URZ (formerly NGE). As at June 30, 2025, the VP Business Development and a director of the Company serve as directors of URZ (formerly NGE). The VP Business Development served as interim Chief Executive Officer of URZ (formerly NGE) from December 31, 2023 to May 13, 2024.